Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Jun. 30, 2022 USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
Twelve months ended June 30, 2023	$ 62,562
Twelve months ended June 30, 2024	62,562
Total lease payments	125,124
Less: imputed interest	5,683
Present value of lease liabilities	$ 119,441